March 14, 2008

Dreyfus Institutional Money Market Fund
-Government Securities Series
-Money Market Series
Dreyfus Money Market Instruments, Inc.
-Government Securities Series
-Money Market Series
Dreyfus Premier Manager Funds I
-Bear Stearns Prime Money Market Fund
Dreyfus Variable Investment Fund
-Money Market Portfolio

Supplement to Current Statement of Additional Information

The following information supplements the information contained in the fund’s statement of additional information.

           Effective March 4, 2008, Thomas Riordan has been appointed as an additional portfolio manager for the funds.